Summary of Significant Accounting Policies Schedule of Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Estimate of Fair Value
Assets and Liabilities Measured at Fair Value
Notes receivable	$ 42,399,000	$ 43,787,000
Carrying Value
Assets and Liabilities Measured at Fair Value
Notes receivable	42,399,000	43,787,000
Fixed Rate | Estimate of Fair Value
Assets and Liabilities Measured at Fair Value
Indebtedness	1,730,000,000
Fixed Rate | Carrying Value
Assets and Liabilities Measured at Fair Value
Indebtedness	1,630,000,000
Variable Rate | Estimate of Fair Value
Assets and Liabilities Measured at Fair Value
Indebtedness	201,100,000
Variable Rate | Carrying Value
Assets and Liabilities Measured at Fair Value
Indebtedness	$ 201,100,000